Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

September 30, 2020

VF-2040-QTLY-1120
1.903283.111

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	246,141	$11,002,520
VIP Equity-Income Portfolio Initial Class (a)	552,519	11,569,758
VIP Growth & Income Portfolio Initial Class (a)	681,572	13,208,867
VIP Growth Portfolio Initial Class (a)	121,745	11,260,212
VIP Mid Cap Portfolio Initial Class (a)	100,395	3,210,648
VIP Value Portfolio Initial Class (a)	658,722	8,490,924
VIP Value Strategies Portfolio Initial Class (a)	390,210	4,155,735
TOTAL DOMESTIC EQUITY FUNDS
(Cost $54,841,806)		62,898,664

International Equity Funds - 41.5%
VIP Emerging Markets Portfolio Initial Class (a)	1,710,402	20,627,453
VIP Overseas Portfolio Initial Class (a)	1,341,399	31,911,884
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,189,362)		52,539,337

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	229,140	2,515,956
Fidelity Long-Term Treasury Bond Index Fund (a)	170,667	2,879,150
VIP High Income Portfolio Initial Class (a)	480,064	2,525,137
VIP Investment Grade Bond Portfolio Initial Class (a)	218,936	3,089,186
TOTAL BOND FUNDS
(Cost $10,099,661)		11,009,429

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $252,226)	252,226	252,226
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,383,055)		126,699,656
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,359)
NET ASSETS - 100%		$126,690,297

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,288,160	$1,212,051	$1,179,862	$4,997	$2,395	$193,212	$2,515,956
Fidelity Long-Term Treasury Bond Index Fund	2,886,614	1,601,124	2,123,944	42,419	217,274	298,082	2,879,150
VIP Contrafund Portfolio Initial Class	9,760,852	3,717,919	4,327,553	58,514	54,629	1,796,673	11,002,520
VIP Emerging Markets Portfolio Initial Class	15,885,334	8,805,584	3,785,383	1,424,695	(42,456)	(235,626)	20,627,453
VIP Equity-Income Portfolio Initial Class	10,308,470	5,105,353	2,660,554	473,274	(74,341)	(1,109,170)	11,569,758
VIP Government Money Market Portfolio Initial Class 0.01%	1,146,197	3,978,493	4,872,464	5,784	--	--	252,226
VIP Growth & Income Portfolio Initial Class	11,753,343	6,008,749	3,118,410	605,030	(155,916)	(1,278,899)	13,208,867
VIP Growth Portfolio Initial Class	9,976,373	4,063,391	4,416,729	876,440	133,099	1,504,078	11,260,212
VIP High Income Portfolio Initial Class	2,293,766	1,056,344	749,628	17,656	(24,432)	(50,913)	2,525,137
VIP Investment Grade Bond Portfolio Initial Class	2,800,670	2,388,177	2,276,095	11,823	(5,504)	181,938	3,089,186
VIP Mid Cap Portfolio Initial Class	2,862,652	1,255,545	929,609	4,694	(56,898)	78,958	3,210,648
VIP Overseas Portfolio Initial Class	30,936,305	10,226,137	10,174,574	140,505	(164,893)	1,088,909	31,911,884
VIP Value Portfolio Initial Class	7,572,990	4,699,166	2,559,404	302,877	(161,444)	(1,060,384)	8,490,924
VIP Value Strategies Portfolio Initial Class	3,710,794	2,384,216	1,291,027	194,512	(148,082)	(500,166)	4,155,735
	$114,182,520	$56,502,249	$44,465,236	$4,163,220	$(426,569)	$906,692	$126,699,656

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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